Income Taxes - Summary of Tax Losses Carried Forward for Which No Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 300,473	€ 224,314
Expiry within 1 year [Member]
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,587	5,320
Expiry 1-5 years [Member]
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	33,108	37,855
Expiry over 5 years [Member]
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	73,856	61,406
No expiration [Member]
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 188,922	€ 119,733